Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and fair values of derivatives outstanding
The following tables present notional amounts and fair values of derivatives outstanding as of December 31, 2021 and 2020:

	As of December 31,
	2021		2020
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting cash flow hedges:
Interest rate caps	$2,703,500	$14,203	$3,022,000	$2,790
Derivative assets designated as accounting cash flow hedges:
Interest rate swaps	$—	$—	$—	$—
Interest rate caps	475,000	2,706	475,000	513
Total derivative assets		$16,909		$3,303

(a)The notional amount is excluded for caps and swaps which are not yet effective.

	As of December 31,
	2021		2020
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities not designated as accounting cash flow hedges:
Interest rate swaps	$500,000	$6,627	$400,000	$14,933
Derivative liabilities designated as accounting cash flow hedges:
Interest rate swaps	$2,616,000	$64,570	$3,331,000	$152,370
Total derivative liabilities		$71,197		$167,303
(a)The notional amount is excluded for swaps which are not yet effective.
Schedule of income (loss) recorded in comprehensive income
We recorded the following in other comprehensive gain or loss related to derivative financial instruments for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate swaps	$87,800	$(62,967)	$(102,725)
Interest rate caps	2,193	(5,846)	(38)
Derivative premium and amortization	3,437	1,597	—
Income tax effect	(11,679)	8,402	12,845
Net gain (loss) on derivatives, net of tax	$81,751	$(58,814)	$(89,918)

Schedule of effect of derivatives recorded in interest expense in Consolidated Income Statements
The following table presents the effect of derivatives recorded in interest expense in our Consolidated Income Statements for the years ended December 31, 2021, 2020 and 2019.

	Year Ended December 31,
	2021	2020	2019
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate caps and swaps	$19,718	$(14,369)	$(29,714)
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	(76,682)	(53,539)	3,381
Loss recognized in interest expense	$(56,964)	$(67,908)	$(26,333)